Item 1. Report to Shareholders

T. Rowe Price Media & Telecommunications Fund
--------------------------------------------------------------------------------
December 31, 2003

Certified
Annual
Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

T. Rowe Price Media & Telecommunications Fund
--------------------------------------------------------------------------------
Certified Annual Report

Performance Comparison

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

[Graphic Omitted]

MEDIA & TELECOMMUNICATIONS FUND
--------------------------------------------------------------------------------

As of 12/31/03

Media & Telecommunications Fund $37,601

S&P 500 Stock Index $28,563

Lipper Telecommunications Funds Average $19,735

                                           Lipper
                 S&P 500       Telecommunications                        Media &
             Stock Index            Funds Average        Telecommunications Fund

12/93              10000                    10000                         10000

12/94              10132                     9738                          9910

12/95              13940                    12757                         14200

12/96              17140                    13906                         14452

12/97              22859                    18147                         18505

12/98              29392                    24774                         25008

12/99              35576                    38610                         48289

12/00              32337                    28108                         36165

12/01              28493                    21427                         33659

12/02              22196                    14599                         24104

12/03              28563                    19735                         37601


Average Annual Compound Total Return
--------------------------------------------------------------------------------

Periods Ended 12/31/03                      1 Year        5 Years       10 Years
--------------------------------------------------------------------------------

Media & Telecommunications Fund             55.99%          8.50%         14.16%

S&P 500 Stock Index                         28.68          -0.57          11.07

Lipper Telecommunications
Funds Average                               39.44          -9.11           6.35

  Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Past performance cannot guarantee future results.

T. Rowe Price Media & Telecommunications Fund
--------------------------------------------------------------------------------
Certified Annual Report

Dear Shareholder,

We are pleased to report that the fund posted an excellent return of 55.99% during the 12 months ended December 31, 2003, far surpassing both the unmanaged S&P 500 Index and the Lipper Telecommunications Funds Average, which measures similarly managed funds. Media and telecommunications stocks were among the strongest performers during the year, and the fund benefited from good stock selection in the wireless telecom and media industries.

[Graphic Omitted]

Major Index Returns
--------------------------------------------------------------------------------
Period Ended 12/31/03

12-Month Return

S&P 500 Stock Index                        28.7%

S&P MidCap 400 Index                       35.6%

Russell 2000 Index                         47.3%

Nasdaq Composite                           50.0%

As you know, the fund seeks to provide long-term growth of capital by investing primarily in media, telecommunications, and technology companies. The fund seeks mid- to large-capitalization companies in those industries with good prospects and attractive valuations based on both growth and value measurements.

The Major Index Returns chart shows how various domestic equities indices performed over the fund's fiscal year. As you can see, the Nasdaq Composite with its high component of technology stocks outpaced S&P 500 stocks over the 12-month period, and both mid- and small-cap stocks outperformed larger-cap shares.

Industry Diversification
--------------------------------------------------------------------------------

                                        Percent of Net Assets
                                        12/31/02     12/31/03

Media                                      45.5%        57.9%

Telecom Services                           41.3         39.1

Technology                                 11.2          2.9

Reserves                                    2.0          0.1

  Note: For comparison purposes, we have restated the historical weightings to incorporate changes made on May 31, 2003, to the sector and industry classification system.

The Industry Diversification table reflects the percentage of net assets that were invested in various sectors at year-end. The fund's major allocations were to media and telecom services stocks, with a small percentage invested in technology shares.

The Best and Worst Contributors table shows the stocks that contributed most to fund results throughout the year. Sogecable, a Spanish cable company, was the leading positive contributor to performance, while poorly performing BISYS Group and AT&T were the major laggards. We eliminated both of the latter holdings before the end of the year.

Best and Worst Contributors
--------------------------------------------------------------------------------

12 Months Ended 12/31/03

Best Contributors
--------------------------------------------------------------------------------

Sogecable *

Millicom International Cellular

Partner Communications

Vodafone

CNET  Networks **
--------------------------------------------------------------------------------

Worst Contributors
--------------------------------------------------------------------------------

BISYS Group ***

AT&T **

Sprint PCS ***

Vodafone Holdings K.K. *

KT CORP **

   * Position added
  ** Position eliminated
 *** Position added and eliminated

Finally, I'm sure you are aware that mutual fund companies have recently come under scrutiny for their trading policies. The investigations have led to allegations that executives of several mutual fund companies permitted or engaged in improper mutual fund trading. In addition, certain intermediaries that process fund transactions are alleged to have assisted some investors in executing improper mutual fund trades. I want T. Rowe Price shareholders to know that we emphatically condemn the abuses that have been revealed or alleged against other firms in our industry. Our firm has not entered and will not enter into any agreements with any investors or intermediaries that authorize after-hours trading or excessive short-term trading in any of our funds. T. Rowe Price investors can be assured that our firm unequivocally opposes illegal or inappropriate trading of any nature and has policies and procedures in place designed to protect the best interests of our long-term shareholders. No T. Rowe Price executives or portfolio managers or investment personnel of the T. Rowe Price mutual funds have engaged in any inappropriate trading of T. Rowe Price mutual funds. You may find out more about our trading policies and the steps we take to protect your interests by visiting our Web site (troweprice.com). These policies are also spelled out in your fund's prospectus.

Thank you for your continued support.

Respectfully submitted,


James S. Riepe
Chairman
January 16, 2004

T. Rowe Price Media & Telecommunications Fund
--------------------------------------------------------------------------------
Certified Annual Report

Financial Highlights              For a share outstanding throughout each period
--------------------------------------------------------------------------------

                              Year
                             Ended
                          12/31/03   12/31/02    12/31/01   12/31/00   12/31/99
NET ASSET VALUE

Beginning of period      $  14.43   $  20.15   $   21.65   $  39.99   $  22.54

Investment activities

  Net investment
  income (loss)             (0.09)     (0.05)      (0.09)      0.40      (0.05)

  Net realized and
  unrealized gain (loss)     8.17      (5.67)      (1.41)     (9.77)     20.72

  Total from
  investment activities      8.08      (5.72)      (1.50)     (9.37)     20.67

Distributions

  Net investment income        -          -           -       (0.37)        -

  Net realized gain            -          -           -       (8.60)     (3.22)

  Total distributions          -          -           -       (8.97)     (3.22)

NET ASSET VALUE

End of period            $  22.51   $  14.43    $  20.15   $  21.65    $ 39.99
                         ------------------------------------------------------

Ratios/Supplemental Data

Total return^               55.99%   (28.39)%     (6.93)%   (25.11)%     93.09%

Ratio of total expenses
to average net assets        1.10%      1.15%       1.08%      0.94%      0.93%

Ratio of net investment
income (loss) to average
net assets                 (0.51)%    (0.31)%     (0.39)%      1.07%    (0.24)%

Portfolio turnover rate     123.5%     184.9%      241.1%     197.5%      57.6%

Net assets, end of
period (in thousands)    $ 665,182  $ 421,070   $ 674,518  $ 797,856  $ 930,147

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

  The accompanying notes are an integral part of these financial statements.

T. Rowe Price Media & Telecommunications Fund
--------------------------------------------------------------------------------
Certified Annual Report                                        December 31, 2003

Portfolio of Investments ss.                       Shares/Par              Value
--------------------------------------------------------------------------------
                                                                        ($ 000s)

COMMON STOCKS   98.9%

MEDIA   57.9%

Broadcasting   4.6%

Antena 3 Television (EUR) *                           200,000              8,805

Societe Television Francaise 1 (EUR)                  200,000              6,975

TV Azteca ADR                                         750,000              6,825

Univision Communications, Class A *                   200,000              7,938

                                                                          30,543

Cable/ Satellite   15.3%

British Sky Broadcast (GBP) *                         800,000             10,039

Cablevision Systems, Class A *                        300,000              7,017

Comcast, Class A *                                    380,000             11,887

EchoStar Communications, Class A *                    300,000             10,200

Hughes Electronics *                                  400,000              6,620

NTL *                                                 200,000             13,950

Sogecable (EUR) *                                   1,200,000             41,820

                                                                         101,533

Gaming   6.1%

Alliance Gaming *                                     250,000              6,163

International Game Technology                         370,000             13,209

Magna Entertainment *                                 200,000              1,014

Multimedia Games *                                    410,000             16,851

Wynn Resorts *                                        125,000              3,501

                                                                          40,738

Internet   8.1%

Autobytel *                                           200,000              1,816

eBay *                                                230,000             14,856

InterActiveCorp *                                     350,000             11,876

Monster Worldwide *                                   300,000              6,588

priceline.com *                                       100,000              1,790

The Knot *                                             30,400                123

The Knot *!!@                                          75,000                273

Yahoo Japan (JPY) *                                       225              3,024

Yahoo! *                                              300,000             13,551

                                                                          53,897

Media & Entertainment   9.3%

Disney                                                350,000              8,166

Liberty Media, Class A *                            1,000,000             11,890

News Corporation ADR (1 ADR Represents 4
Preferred Limited Voting Ordinary Shares)             900,000             27,225

Time Warner *                                          60,000              1,079

Viacom, Class B                                       300,000             13,314

                                                                          61,674

Newspapers   1.0%

Gannett                                                35,000              3,121

New York Times, Class A                                70,000              3,345

                                                                           6,466

Publishing   3.3%

Meredith                                              160,000              7,809

Playboy Enterprises *                                 300,000              4,848

Scripps, Class A                                      100,000              9,414

                                                                          22,071

Radio/ Outdoor Advertising   10.2%

Clear Channel Communications                          450,000             21,073

Cox Radio, Class A *                                  400,000             10,092

Cumulus Media *                                       380,000              8,360

Entercom Communications *                             180,000              9,533

Lamar Advertising, Class A *                          175,000              6,531

Radio One, Class D (Non Voting Shares) *              650,000             12,545

                                                                          68,134

Total Media                                                              385,056


TECHNOLOGY   2.9%

Infrastructure Software   1.0%

Microsoft                                             250,000              6,885

                                                                           6,885

IT Services   1.1%

Certegy                                               100,000              3,280

ChoicePoint *                                         100,000              3,809

                                                                           7,089

Wireless Equipment   0.6%

Motorola                                              300,000              4,221

                                                                           4,221

Wireline Equipment   0.2%

Advanced Fibre Communications *                        50,000              1,007

                                                                           1,007

Total Technology                                                          19,202


TELECOM SERVICES   38.1%

Wireless - Domestic   9.9%

American Tower Systems *                              700,000              7,574

Crown Castle International *                        1,400,000             15,442

Nextel Communications, Class A *                      500,000             14,030

Nextel Partners, Class A *                            810,000             10,894

Spectrasite *                                         230,000              7,993

Western Wireless, Class A *                           550,000             10,098

                                                                          66,031

Wireless-International   19.2%

America Movil ADR, Series L                           525,000             14,354

Millicom International Cellular *                     100,000              6,990

mm02 (GBP) *                                        7,000,000              9,621

NII Holdings, Class B *                                75,000              5,597

Okinawa Cellular Telephone (JPY)                          520              3,228

Partner Communications ADR *                        2,600,000             20,384

Rogers Wireless Communications, Class B *             500,000             10,700

Vodafone (GBP)                                      8,000,000             19,778

Vodafone ADR                                        1,250,000             31,300

Vodafone Holdings K.K. (JPY)                            2,200              5,894

                                                                         127,846

Wireline- International   9.0%

Deutsche Telekom (EUR) *                              500,000              9,141

France Telecom (EUR) *                                750,000             21,413

Royal KPN (EUR) *                                     425,000              3,277

Singapore Telecommunications (SGD)                 10,000,000             11,541

Telecom Italia-RNC (EUR) *                          3,400,000              6,918

Telefonica (EUR)                                      500,000              7,333

                                                                          59,623

Total Telecom Services                                                   253,500

Total Common Stocks (Cost  $533,637)                                     657,758


CORPORATE BONDS   1.0%

WorldCom

          6.50%, 5/15/04 *                          5,975,000              2,009

          6.95%, 8/15/28 *                          9,775,000              3,287

          7.50%, 5/15/11 *                            875,000                294

          7.75%, 4/1/07 *                           2,125,000                715

          8.25%, 5/15/49 *                          1,250,000                420

Total Corporate Bonds (Cost $5,982)                                        6,725

SHORT-TERM INVESTMENTS   0.5%

Money Market Fund   0.5%

T. Rowe Price Government
Reserve Investment Fund, 0.94% #                    3,387,609              3,388

Total Short-Term Investments (Cost $3,388)                                 3,388

Total Investments in Securities

100.4% of Net Assets (Cost $543,007)                                    $667,871
                                                                       ---------

ss.  Denominated in U.S. dollars unless otherwise noted

#    Seven-day yield

*    Non-income producing

!! Security contains restrictions as to public resale pursuant to the Securities Act of 1933 and related rules - total of such securities at period-end amounts to $273,000 and represents 0.04% of net assets

@    Security valued by the Fund's Board of Directors.

ADR  American Depository Receipts

EUR  Euro

GBP  British pound

JPY  Japanese yen

SGD  Singapore dollar

  The accompanying notes are an integral part of these financial statements.

T. Rowe Price Media & Telecommunications Fund
--------------------------------------------------------------------------------
Certified Annual Report                                        December 31, 2003

Statement of Assets and Liabilities
--------------------------------------------------------------------------------
($ 000s)

Assets

Investments in securities, at value (cost $543,007)             $       667,871

Other assets                                                              3,922

Total assets                                                            671,793

Liabilities

Total liabilities                                                         6,611

NET ASSETS                                                      $       665,182
                                                                ----------------

Net Assets Consist of:

Undistributed net realized gain (loss)                          $      (336,957)

Net unrealized gain (loss)                                              124,870

Paid-in-capital applicable to 29,548,732 shares of
$0.0001 par value capital stock outstanding;
1,000,000,000 shares authorized                                         877,269

NET ASSETS                                                      $       665,182
                                                                ----------------

NET ASSET VALUE PER SHARE                                       $         22.51
                                                                ----------------

  The accompanying notes are an integral part of these financial statements.

T. Rowe Price Media & Telecommunications Fund
--------------------------------------------------------------------------------
Certified Annual Report

Statement of Operations
--------------------------------------------------------------------------------
($ 000s)
                                                                            Year
                                                                           Ended
                                                                        12/31/03
Investment Income (Loss)

Income

  Dividend                                                      $         2,971

  Interest                                                                   16

  Total income                                                            2,987

Expenses

  Investment management                                                   3,433

  Shareholder servicing                                                   1,784

  Custody and accounting                                                    159

  Prospectus and shareholder reports                                        128

  Registration                                                              100

  Legal and audit                                                            16

  Directors                                                                   8

  Miscellaneous                                                               2

  Total expenses                                                          5,630

Net investment income (loss)                                             (2,643)

Realized and Unrealized Gain (Loss)

Net realized gain (loss)

  Securities                                                             64,241

  Foreign currency transactions                                            (592)

  Net realized gain (loss)                                               63,649

Change in net unrealized gain (loss)

  Securities                                                            174,003

  Other assets and liabilities
  denominated in foreign currencies                                          (8)

  Change in net unrealized gain (loss)                                  173,995

Net realized and unrealized gain (loss)                                 237,644

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                          $       235,001
                                                                ----------------

  The accompanying notes are an integral part of these financial statements.

T. Rowe Price Media & Telecommunications Fund
--------------------------------------------------------------------------------
Certified Annual Report

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
($ 000s)
                                                       Year
                                                      Ended
                                                   12/31/03            12/31/02
Increase (Decrease) in Net Assets

Operations

  Net investment income (loss)              $       (2,643)      $       (1,474)

  Net realized gain (loss)                          63,649             (158,607)

  Change in net unrealized gain (loss)             173,995              (28,286)

  Increase (decrease) in net
  assets from operations                           235,001             (188,367)

Capital share transactions *

  Shares sold                                       95,956               91,527

  Shares redeemed                                  (86,845)            (156,608)

  Increase (decrease) in net
  assets from capital
  share transactions                                 9,111              (65,081)

Net Assets

Increase (decrease) during period                  244,112             (253,448)

Beginning of period                                421,070              674,518

End of period                               $      665,182       $      421,070
                                            ------------------------------------

*Share information

    Shares sold                                      5,360                5,945

    Shares redeemed                                 (4,982)             (10,257)

    Increase (decrease) in shares
    outstanding                                        378               (4,312)

  The accompanying notes are an integral part of these financial statements.

T. Rowe Price Media & Telecommunications Fund
--------------------------------------------------------------------------------
Certified Annual Report                                        December 31, 2003

Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Media & Telecommunications Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company and commenced operations on October 13, 1993. The fund seeks to provide long-term capital growth through the common stocks of media, technology, and telecommunications companies.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price, or official closing price for certain markets, at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and ask prices for domestic securities and the last quoted sale price for international securities.

Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the NYSE. Normally, developments that could affect the values of securities that occur between the close of a foreign market and the close of the NYSE will not be reflected in security valuations used by the fund to compute its share price. However, if developments are so significant that they will, in the judgment of the fund, clearly and materially affect security values, such valuations may be adjusted to reflect the estimated fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and ask prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Rebates and Credits
Subject to best execution, the fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the fund in cash. Commission rebates are included in realized gain on securities in the accompanying financial statements and totaled $112,000 for the year ended December 31, 2003. Additionally, the fund earns credits on temporarily uninvested cash balances at the custodian that reduce the fund's custody charges. Custody expense in the accompanying financial statements is presented before reduction for credits.

Investment Transactions, Investment Income, and Distributions
Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Dividends received from mutual fund investments are reflected as dividend income. Dividend income and capital gain distribution are recorded on the ex-dividend date. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared and paid on an annual basis. Capital gain distributions, if any, are typically declared and paid on an annual basis.

Other
In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

NOTE 2 - INVESTMENT TRANSACTIONS

Purchases and sales of portfolio securities, other than short-term securities, aggregated $642,135,000 and $627,852,000, respectively, for the year ended December 31, 2003.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

There were no distributions in the year ended December 31, 2003. At December 31, 2003, the tax-basis components of net assets were as follows:

--------------------------------------------------------------------------------

Unrealized appreciation                                    $        128,787,000

Unrealized depreciation                                              (4,040,000)

Net unrealized appreciation (depreciation)                          124,747,000

Capital loss carryforwards                                         (336,834,000)

Paid-in capital                                                     877,269,000

Net assets                                                 $        665,182,000
                                                           --------------------

The fund intends to retain realized gains to the extent of available capital loss carryforwards for federal income tax purposes. In 2003, the fund utilized $50,431,000 of capital loss carryforwards. As of December 31, 2003, the fund had $182,138,000 of capital loss carryforwards that expire in 2009 and $154,696,000 that expire in 2010.

For the year ended December 31, 2003, the fund recorded the following permanent reclassifications to reflect tax character. Reclassifications to paid-in capital relate primarily to the current net operating loss. Results of operations and net assets were not affected by these reclassifications.

--------------------------------------------------------------------------------

Undistributed net investment income                        $          2,643,000

Undistributed net realized gain                                         626,000

Paid-in capital                                                      (3,269,000)

At December 31, 2003, the cost of investments for federal income tax purposes was $543,130,000.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.35% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its average daily net assets to those of the group. At December 31, 2003, the effective annual group fee rate was 0.32%, and investment management fee payable totaled $363,000.


In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent.
T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. Expenses incurred pursuant to these service agreements totaled $1,331,000 for the year ended December 31, 2003, of which $154,000 was payable at period-end.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. During the year ended December 31, 2003, dividend income from the Reserve Funds totaled $78,000.

T. Rowe Price Media & Telecommunications Fund
--------------------------------------------------------------------------------
Certified Annual Report

Report of Independent Auditors
--------------------------------------------------------------------------------

To the Board of Directors and Shareholders of
T. Rowe Price Media & Telecommunications Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price Media & Telecommunications Fund, Inc. (the "Fund") at December 31, 2003, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with custodians, provide a reasonable basis for our opinion.



PricewaterhouseCoopers LLP
Baltimore, Maryland
January 26, 2004

T. Rowe Price Media & Telecommunications Fund
--------------------------------------------------------------------------------
Certified Annual Report

Information on Proxy Voting

A description of the policies and procedures that the T. Rowe Price Media & Telecommunications Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 1-800-225-5132. It also appears in the fund's Statement of Additional Information (Form 485B), which can be found on the SEC's Web site, www.sec.gov.

T. Rowe Price Media & Telecommunications Fund
--------------------------------------------------------------------------------
Certified Annual Report

About the Fund's Directors and Officers
--------------------------------------------------------------------------------

Your fund is governed by a Board of Directors that meets regularly to review investments, performance, expenses, and other business matters, and is responsible for protecting the interests of shareholders. The majority of the fund's directors are independent of T. Rowe Price Associates, Inc. (T. Rowe Price); "inside" directors are officers of T. Rowe Price. The Board of Directors elects the fund's officers, who are listed in the final table. The business address of each director and officer is 100 East Pratt Street, Baltimore, MD 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-225-5132.

Independent Directors

Name
(Date of Birth)               Principal Occupation(s) During Past 5 Years
Year Elected*                 and Directorships of Other Public Companies

Anthony W. Deering            Director, Chairman of the Board, President, and
(1/28/45)                     Chief Executive Officer, The Rouse Company, real
2001                          estate developers; Director, Mercantile Bank
                              (4/03 to present)

Donald W. Dick, Jr.           Principal, EuroCapital Advisors, LLC, an
(1/27/43)                     acquisition and management advisory firm
1997

David K. Fagin                Director, Golden Star Resources Ltd., Canyon
(4/9/38)                      Resources Corp. (5/00 to present), and Pacific
1997                          Rim Mining Corp. (2/02 to present); Chairman and
                              President, Nye Corp.

Karen N. Horn                 Managing Director and President, Global Private
(9/21/43)                     Client Services, Marsh Inc.; Managing Director
2003                          and Head of International Private Banking, Bankers
                              Trust; Director, Eli Lilly and Company

F. Pierce Linaweaver          President, F. Pierce Linaweaver & Associates,
(8/22/34)                     Inc., consulting environmental and civil engineers
2001

John G. Schreiber             Owner/President, Centaur Capital Partners, Inc.,
(10/21/46)                    a real estate investment company; Senior Advisor
2001                          and Partner, Blackstone Real Estate Advisors,
                              L.P.; Director, AMLI Residential Properties Trust,
                              Host Marriott Corp., and The Rouse Company

Hubert D. Vos**               Owner/President, Stonington Capital Corp., a
(8/2/33)                      private investment company
1997

Paul M. Wythes**              Founding Partner, Sutter Hill Ventures, a venture
(6/23/33)                     capital limited partnership, providing equity
1997                          capital to young high-technology companies
                              throughout the United States; Director,
                              Teltone Corp.

* Each independent director oversees 107 T. Rowe Price portfolios and serves until retirement, resignation, or election of a successor.

**   Retired from Board of Directors effective December 31, 2003.

T. Rowe Price Media & Telecommunications Fund
--------------------------------------------------------------------------------
Certified Annual Report

Inside Directors

Name
(Date of Birth)
Year Elected*
[Number of T. Rowe Price      Principal Occupation(s) During Past 5 Years and
Portfolios Overseen]          Directorships of Other Public Companies

James A.C. Kennedy, CFA       Director and Vice President, T. Rowe Price and
(8/15/53)                     T. Rowe Price Group, Inc.
2001
[39]

James S. Riepe                Director and Vice President, T. Rowe Price; Vice
(6/25/43)                     Chairman of the Board, Director, and Vice
1993                          President, T. Rowe Price Group, Inc.; Chairman
[107]                         of the Board and Director, T. Rowe Price Global
                              Asset Management Limited, T. Rowe Price Global
                              Investment Services Limited, T. Rowe Price
                              Investment Services, Inc., T. Rowe Price
                              Retirement Plan Services, Inc., and T. Rowe
                              Price Services, Inc.; Chairman of the Board,
                              Director, President, and Trust Officer, T. Rowe
                              Price Trust Company; Director, T. Rowe Price
                              International, Inc; Chairman of the Board,
                              Media & Telecommunications Fund

M. David Testa, CFA, CIC      Chief Investment Officer, Director, and Vice
(4/22/44)                     President, T. Rowe Price; Vice Chairman of the
1997                          Board, Chief Investment Officer, Director, and
[107]                         Vice President, T. Rowe Price Group, Inc.;
                              Chairman of the Board and Director, T. Rowe
                              Price International, Inc.; Director, T. Rowe
                              Price Global Asset Management Limited and T. Rowe
                              Price Global Investment Services Limited; Director and Vice President, T. Rowe Price Trust Company

* Each inside director serves until retirement, resignation, or election of a successor.


Officers

Name (Date of Birth)
Title and Fund(s) Served                Principal Occupation(s)

P. Robert Bartolo, CPA (1/2/72)         Employee, T. Rowe Price; formerly
Vice President, Media &                 Intern, T. Rowe Price (to 2001)
Telecommunications Fund

Stephen V. Booth (6/21/61)              Vice President, T. Rowe Price, T. Rowe
Vice President, Media &                 Price Group, Inc., and T. Rowe Price
Telecommunications Fund                 Trust Company

Joseph A. Carrier (12/30/60)            Vice President, T. Rowe Price, T. Rowe
Treasurer, Media &                      Price Group, Inc., and T. Rowe Price
Telecommunications Fund                 Investment Services, Inc.

 Unless otherwise noted, officers have been employees of T. Rowe Price or
 T. Rowe Price International for at least five years.

T. Rowe Price Media & Telecommunications Fund
--------------------------------------------------------------------------------
Certified Annual Report

Officers (continued)

Name (Date of Birth)
Title and Fund(s) Served                Principal Occupation(s)

Henry M. Ellenbogen (1/21/71)           Vice President, T. Rowe Price; formerly
Vice President, Media &                 Chief of Staff, U.S. Representative
Telecommunications Fund                 Peter Deutsch (to 1999); Executive Vice
                                        President, Business Development,
                                        HelloAsia (to 2001)

Roger L. Fiery III,                     Vice President, T. Rowe Price, T. Rowe
CPA (2/10/59)                           Price Group, Inc., T. Rowe Price
Vice President, Media &                 International, Inc., and T. Rowe Price
Telecommunications Fund                 Trust Company

Robert N. Gensler (10/18/57)            Vice President, T. Rowe Price and
President, Media &                      T. Rowe Price Group, Inc.
Telecommunications Fund

Eric M. Gerster, CFA (3/23/71)          Vice President, T. Rowe Price and
Vice President, Media &                 T. Rowe Price Group, Inc.
Telecommunications Fund

Henry H. Hopkins (12/23/42)             Director and Vice President, T. Rowe
Vice President, Media &                 Price Group, Inc., T. Rowe Price
Telecommunications Fund                 Investment Services, Inc., T. Rowe
                                        Price Services, Inc., and T. Rowe Price
                                        Trust Company; Vice President, T. Rowe
                                        Price, T. Rowe Price International,
                                        Inc., and T. Rowe Price Retirement Plan
                                        Services, Inc.

Kara Cheseby Landers (10/9/63)          Vice President, T. Rowe Price and
Vice President, Media &                 T. Rowe Price Group, Inc.
Telecommunications Fund

Patricia B. Lippert (1/12/53)           Assistant Vice President, T. Rowe Price
Secretary, Media &                      and T. Rowe Price Investment Services,
Telecommunications Fund                 Inc.

D. James Prey III (11/26/59)            Vice President, T. Rowe Price and
Vice President, Media &                 T. Rowe Price Group, Inc.
Telecommunications Fund

Robert W. Smith (4/11/61)               Vice President, T. Rowe Price, T. Rowe
Vice President, Media &                 Price Group, Inc., and T. Rowe Price
Telecommunications Fund                 International, Inc.

Julie L. Waples (5/12/70)               Vice President, T. Rowe Price
Vice President, Media &
Telecommunications Fund

Dale E. West (1/21/69)                  Vice President, T. Rowe Price
Vice President, Media &                 Group, Inc., and T. Rowe Price
Telecommunications Fund                 International, Inc.

Unless otherwise noted, officers have been employees of T. Rowe Price or
T. Rowe Price International for at least five years.


Item 2.  Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3.  Audit Committee Financial Expert.

The registrant's Board of Directors/Trustees has determined that Mr. David K. Fagin qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Fagin is considered independent for purposes of Item 3 of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

(a) - (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant's principal accountant were as follows:
                                               2003                  2002
     Audit Fees                              $9,098                $9,202
     Audit-Related Fees                         506                    --
     Tax Fees                                 2,363                 2,228
     All Other Fees                             124                   147

Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant's financial statements, specifically the issuance of a report on internal controls. Tax fees include amounts related to tax compliance, tax planning, and tax advice. Other fees include the registrant's pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant's Board of Directors/Trustees.

(e)(1) The registrant's audit committee has adopted a policy whereby audit and non-audit services performed by the registrant's principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

    (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant's principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $719,000 and $671,000, respectively, and were less than the aggregate fees billed for those same periods by the registrant's principal accountant for audit services rendered to the T. Rowe Price Funds.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant's audit committee. Accordingly, these services were considered by the registrant's audit committee in maintaining the principal accountant's independence.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is attached.

(a)(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.


                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Media & Telecommunications Fund, Inc.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     February 13, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     February 13, 2004


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     February 13, 2004